Average Annual Total Returns{- Fidelity Series High Income Fund} - 04.30 Fidelity Series High Income Fund Series PRO-09 - Fidelity Series High Income Fund	Fidelity Series High Income Fund Return Before Taxes Past 1 year	Fidelity Series High Income Fund Return Before Taxes Past 5 years	Fidelity Series High Income Fund Return Before Taxes Past 10 years	Fidelity Series High Income Fund After Taxes on Distributions Past 1 year	Fidelity Series High Income Fund After Taxes on Distributions Past 5 years	Fidelity Series High Income Fund After Taxes on Distributions Past 10 years	Fidelity Series High Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series High Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Series High Income Fund After Taxes on Distributions and Sales Past 10 years	ML038 Past 1 year	ML038 Past 5 years	ML038 Past 10 years
Total	6.44%	6.51%	6.52%	4.12%	3.89%	3.87%	3.77%	3.82%	3.86%	5.35%	6.08%	6.71%